Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans - Mortgage Loans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	$ 15,729,009	$ 13,876,174
Transfers:
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	1,379,718	1,879,612
Write-off	(38,193)	(22,282)
Other adjustments	2,905	(4,495)
Ending balance	17,073,439	15,729,009
Gross carrying amount [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	14,672,080	12,966,600
Transfers:
Transfers from stage 1 to stage 2	(2,265,541)	(770,851)
Transfers from stage 1 to stage 3	(108,610)	(127,190)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	936,562	752,897
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	20,596	588
Net changes of financial assets	1,377,161	1,854,186
Write-off
Other adjustments	3,475	(4,150)
Ending balance	14,635,723	14,672,080
Gross carrying amount [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	367,467	367,837
Transfers:
Transfers from stage 1 to stage 2	2,265,541	770,851
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(397,175)	(326,428)
Transfers from stage 2 to stage 1	(936,562)	(752,897)
Transfers from stage 3 to stage 2	419,626	289,978
Transfers from stage 3 to stage 1
Net changes of financial assets	(5,294)	18,544
Write-off
Other adjustments	(418)	(418)
Ending balance	1,713,185	367,467
Gross carrying amount [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	689,462	541,737
Transfers:
Transfers from stage 1 to stage 3	108,610	127,190
Transfers from stage 2 to stage 3	397,175	326,428
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(419,626)	(289,978)
Transfers from stage 3 to stage 1	(20,596)	(588)
Net changes of financial assets	7,851	6,882
Write-off	(38,193)	(22,282)
Other adjustments	(152)	73
Ending balance	724,531	689,462
ECL allowance [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	162,756	143,658
Transfers:
Transfers from stage 1 to stage 2	45,920	19,470
Transfers from stage 1 to stage 3	5,965	8,628
Transfers from stage 2 to stage 3	16,881	9,597
Transfers from stage 2 to stage 1	(51,089)	(24,044)
Transfers from stage 3 to stage 2	(12,812)	(15,983)
Transfers from stage 3 to stage 1	(1,279)	(229)
Write-off	(38,193)	(22,282)
Other adjustments	(41)	38
Net changes of the exposure and modifications in credit risk	88,025	43,903
Ending balance	216,133	162,756
ECL allowance [Member] | Stage 1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	19,388	25,385
Transfers:
Transfers from stage 1 to stage 2	(12,382)	(7,352)
Transfers from stage 1 to stage 3	(848)	(2,210)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	6,893	6,022
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	135	4
Write-off
Other adjustments	1	3
Net changes of the exposure and modifications in credit risk	(4,536)	(2,464)
Ending balance	8,651	19,388
ECL allowance [Member] | Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	10,462	12,728
Transfers:
Transfers from stage 1 to stage 2	58,302	26,822
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(18,422)	(20,901)
Transfers from stage 2 to stage 1	(57,982)	(30,066)
Transfers from stage 3 to stage 2	58,566	19,302
Transfers from stage 3 to stage 1
Write-off
Other adjustments	(45)	(8)
Net changes of the exposure and modifications in credit risk	2,490	2,585
Ending balance	53,371	10,462
ECL allowance [Member] | Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss in Mortgage Loans [Line Items]
Beginning balance	132,906	105,545
Transfers:
Transfers from stage 1 to stage 3	6,813	10,838
Transfers from stage 2 to stage 3	35,303	30,498
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(71,378)	(35,285)
Transfers from stage 3 to stage 1	(1,414)	(233)
Write-off	(38,193)	(22,282)
Other adjustments	3	43
Net changes of the exposure and modifications in credit risk	90,071	43,782
Ending balance	$ 154,111	$ 132,906